INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of intangible assets
Beginning balance	$ 278
Charge for the year	107	$ 123	$ 106
Ending balance	311	278
Software
Reconciliation of intangible assets
Beginning balance	22
Ending balance	73	22
License
Reconciliation of intangible assets
Beginning balance	256
Ending balance	238	256
Brand name
Reconciliation of intangible assets
Beginning balance	0
Ending balance	0	0
COST
Reconciliation of intangible assets
Beginning balance	2,251	2,255
Additions	135	7
Disposals	(127)	(10)
Exchange adjustments	23	(1)
Ending balance	2,282	2,251	2,255
COST | Software
Reconciliation of intangible assets
Beginning balance	167	169
Additions	126	7
Disposals	(68)	(10)
Exchange adjustments	22	1
Ending balance	247	167	169
COST | License
Reconciliation of intangible assets
Beginning balance	484	486
Additions	9
Disposals	(59)
Exchange adjustments	1	(2)
Ending balance	435	484	486
COST | Brand name
Reconciliation of intangible assets
Beginning balance	1,600	1,600
Ending balance	1,600	1,600	1,600
ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Beginning balance	(373)	(253)
Charge for the year	107	123
Disposals	127
Exchange adjustments	18	(3)
Ending balance	(371)	(373)	(253)
ACCUMULATED DEPRECIATION | Software
Reconciliation of intangible assets
Beginning balance	(145)	(87)
Charge for the year	79	58
Disposals	68
Exchange adjustments	18
Ending balance	(174)	(145)	(87)
ACCUMULATED DEPRECIATION | License
Reconciliation of intangible assets
Beginning balance	(228)	(166)
Charge for the year	28	65
Disposals	59
Exchange adjustments		(3)
Ending balance	(197)	(228)	(166)
ACCUMULATED DEPRECIATION | Brand name
Reconciliation of intangible assets
Beginning balance	0	0
Ending balance	0	$ 0	$ 0
Accumulated impairment
Reconciliation of intangible assets
Ending balance	(1,600)
Accumulated impairment | Software
Reconciliation of intangible assets
Ending balance	0
Accumulated impairment | License
Reconciliation of intangible assets
Ending balance	0
Accumulated impairment | Brand name
Reconciliation of intangible assets
Ending balance	$ (1,600)